Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Financial position of the VIE
Total assets	¥ 58,940,814		¥ 48,582,678		$ 9,033,075
Current liabilities:
Total current liabilities	(26,568,948)		(23,925,635)		(4,071,870)
Total liabilities	(29,555,025)		(26,332,981)		(4,529,506)
Results of operation of the VIE
Net revenues	101,858,489	$ 15,610,497	92,994,418	¥ 84,523,948
Total operating expenses	(16,133,077)	(2,472,502)	(16,552,267)	(15,404,916)
Net (loss) Income	(5,919,356)	(907,182)	(3,986,433)	(2,133,472)
Net cash (used in) provided by operating activities	11,820,444	1,811,562	12,290,183	5,745,748
Net cash (used in) provided by investing activities	(6,695,043)	(1,026,060)	(8,240,560)	(6,693,812)
Net cash used in financing activities	(20,839)	$ (3,194)	(6,256,700)	586,968
Accounts receivable, net
Goodwill impairment loss	0		278,263	0
Operating Lease Right Of Use Asset	1,580,763		1,715,556		$ 242,263
Operating Lease Liability	1,660,737
Deferred income	¥ 1,949,000		1,726,000
Period of unconditional right of return	7 days	7 days
Number of instalment period	12 months	12 months
Amount of unfulfilled performance obligations	¥ 1,380,000		1,118,000
Amount of contract assets balance	213,591		177,783
Retained Earnings (Accumulated Deficit)	1,949,000		1,726,000
Net revenues	101,858,489	$ 15,610,497	92,994,418	84,523,948
ASU 2016-02
Accounts receivable, net
Operating Lease Right Of Use Asset	451,390
Operating Lease Liability	¥ 451,390
Logistic Business [Member]
Accounts receivable, net
Goodwill impairment loss			278,263
Maximum
Accounts receivable, net
Extension of loan period	24 months	24 months
Number of instalment period	24 months	24 months
Minimum
Accounts receivable, net
Extension of loan period	3 months	3 months
Weipin Coins [Member]
Accounts receivable, net
Deferred income	¥ 0		138,017
Amount of unfulfilled performance obligations	297,000		382,000
Retained Earnings (Accumulated Deficit)	0		138,017
Service [Member]
Results of operation of the VIE
Net revenues	3,963,765		4,193,951	3,010,972
Accounts receivable, net
Net revenues	3,963,765		4,193,951	3,010,972
Lease [Member]
Results of operation of the VIE
Net revenues	445,012		79,156	2,701
Accounts receivable, net
Net revenues	445,012		79,156	2,701
Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounts receivable, net
Deferred income						¥ 90,770
Retained Earnings (Accumulated Deficit)						¥ 90,770
Consolidated VIEs and VIEs subsidiaries
Financial position of the VIE
Total assets	4,792,049		10,388,986
Current liabilities:
Total current liabilities	(3,335,367)		(3,957,003)
Total liabilities	(3,371,662)		(4,002,131)
Results of operation of the VIE
Net revenues	2,320,227		3,613,683	2,455,488
Total operating expenses	(658,336)		(6,095,095)	(5,826,283)
Net (loss) Income	1,663,675		(2,206,270)	(3,531,460)
Net cash (used in) provided by operating activities	1,900,300		4,807,929	(294,853)
Net cash (used in) provided by investing activities	1,243,614		(2,206,121)	(48,162)
Net cash used in financing activities			(13,125)	(17,698)
Accounts receivable, net
Net revenues	¥ 2,320,227		¥ 3,613,683	¥ 2,455,488
Vipshop E-Commerce | Mr. Shen
Principles of consolidation
Equity interest (as a percent)	66.67%				66.67%
Vipshop E-Commerce | Mr. Arthur Xiaobo Hong
Principles of consolidation
Equity interest (as a percent)	33.33%				33.33%